Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 05, 2013
Registrant Name	IVY FUNDS
Central Index Key	0000883622
Amendment Flag	false
Document Creation Date	Mar. 05, 2013
Document Effective Date	Apr. 01, 2013
Prospectus Date	Apr. 01, 2013